FAIR VALUE MEASUREMENTS - Initial measurement of key inputs for Private Placement Warrants and Public Warrants (Details)	Dec. 31, 2021	Dec. 31, 2021 Y	Dec. 31, 2021 $ / shares	Dec. 31, 2020 Y $ / shares
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	1.26			0.36
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	5.28	5.28		5.49
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	18.8			22.7
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	11.50		11.50	11.50
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	9.96		9.96	10.22